Share Capital - Summary of Outstanding Warrants (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Warrants issued	$ 3,617,570	$ 3,617,570	$ 3,617,570
Warrants exercisable into common shares (shares)	1,730,894
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding	16,443,500	16,443,500	16,443,500